Schedule of Investments (unaudited)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Mortgage-Backed Securities — 28.1%
FHLMC — 5.0%
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 5/1/42	3,624,179	$3,127,331
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/42- 1/1/52	1,716,989	1,511,084
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47- 11/1/52	736,832	723,032
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	8/1/52	925,490	834,740
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	1/1/53- 4/1/53	544,874	547,085
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	2/1/53- 2/1/54	261,545	270,430
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/53- 8/1/53	649,424	656,363
Total FHLMC				7,670,065
FNMA — 14.1%
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 8/1/42	4,685,062	4,061,008
Federal National Mortgage Association (FNMA)	2.500%	11/1/41- 5/1/52	2,898,122	2,576,544
Federal National Mortgage Association (FNMA)	1.500%	3/1/42	285,304	237,900
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/51	2,164,010	1,992,667
Federal National Mortgage Association (FNMA)	4.000%	4/1/44	262,766	255,117
Federal National Mortgage Association (FNMA)	4.500%	7/1/49- 8/1/58	652,237	639,561
Federal National Mortgage Association (FNMA)	5.000%	6/1/52- 7/1/52	738,456	740,416
Federal National Mortgage Association (FNMA)	6.000%	3/1/54	291,567	299,775
Federal National Mortgage Association (FNMA)	5.500%	6/1/54	98,805	100,777
Federal National Mortgage Association (FNMA)	3.000%	9/1/54	8,000,000	7,098,286 (a)
Federal National Mortgage Association (FNMA)	3.500%	9/1/54	800,000	736,588 (a)
Federal National Mortgage Association (FNMA)	4.000%	9/1/54	900,000	854,117 (a)
Federal National Mortgage Association (FNMA)	6.000%	9/1/54	1,300,000	1,324,066 (a)
Federal National Mortgage Association (FNMA)	6.500%	9/1/54	600,000	617,892 (a)
Total FNMA				21,534,714
GNMA — 9.0%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	212,367	195,150
Government National Mortgage Association (GNMA)	4.000%	3/15/50	31,322	30,149
Government National Mortgage Association (GNMA)	3.500%	5/15/50	36,600	34,473
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	1,143,674	1,128,118
Government National Mortgage Association (GNMA) II	4.000%	3/20/48- 5/20/52	780,630	751,694
Government National Mortgage Association (GNMA) II	5.000%	5/20/48- 6/20/53	2,084,866	2,088,359
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	86,104	$80,166
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	226,900	205,866
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 10/20/51	732,113	634,209
Government National Mortgage Association (GNMA) II	6.000%	1/20/54	761,830	783,970
Government National Mortgage Association (GNMA) II	2.000%	9/20/54	1,300,000	1,095,533 (a)
Government National Mortgage Association (GNMA) II	3.500%	9/20/54	700,000	652,007 (a)
Government National Mortgage Association (GNMA) II	4.500%	9/20/54	2,300,000	2,253,371 (a)
Government National Mortgage Association (GNMA) II	5.000%	9/20/54	1,500,000	1,497,510 (a)
Government National Mortgage Association (GNMA) II	5.500%	9/20/54	2,200,000	2,214,770 (a)
Total GNMA				13,645,345

Total Mortgage-Backed Securities (Cost — $42,524,738)				42,850,124
Collateralized Mortgage Obligations(b) — 20.9%
280 Park Avenue Mortgage Trust, 2017-280P D (1 mo. Term SOFR + 1.836%)	7.162%	9/15/34	590,000	541,486 (c)(d)
BANK, 2018-BN15 B	4.818%	11/15/61	1,050,000	1,014,081 (d)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	211,437 (d)
Bear Stearns Mortgage Funding Trust, 2007-AR1 1A1 (1 mo. Term SOFR + 0.274%)	5.552%	1/25/37	978,764	857,975 (d)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	230,000	241,844 (d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	6.606%	8/19/38	1,014,941	1,009,116 (c)(d)
BX Commercial Mortgage Trust, 2021-VOLT G (1 mo. Term SOFR + 2.964%)	8.301%	9/15/36	850,000	832,371 (c)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.341%	10/15/38	753,182	731,410 (c)(d)
BX Trust, 2018-GWMZ MC (1 mo. Term SOFR + 5.785%)	11.122%	5/15/37	500,000	497,598 (c)(d)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.594%	10/15/36	1,030,000	1,009,340 (c)(d)
BX Trust, 2021-SDMF F (1 mo. Term SOFR + 2.051%)	7.388%	9/15/34	810,052	781,138 (c)(d)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	326,770
CENT Trust, 2023-CITY A (1 mo. Term SOFR + 2.620%)	7.957%	9/15/38	730,000	733,388 (c)(d)
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	6.163%	6/19/31	2,720	2,691 (d)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	6,151	6,048 (d)
Citigroup Commercial Mortgage Trust, 2015-P1 E	4.514%	9/15/48	320,000	251,821 (c)(d)
Citigroup Commercial Mortgage Trust, 2016-C1 A4	3.209%	5/10/49	150,000	145,646
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	170,000	163,800
Citigroup Commercial Mortgage Trust, 2023-SMRT A	6.015%	10/12/40	330,000	338,914 (c)(d)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	5.652%	11/25/35	79,278	66,290 (d)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	732,761	476,956
Countrywide Alternative Loan Trust, 2005-52CB 1A2, IO (-1.000 x 1 mo. Term SOFR + 4.986%, 0.000% floor)	0.000%	11/25/35	2,928,627	201,451 (d)
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	5.912%	1/25/46	62,768	55,811 (d)
Countrywide Alternative Loan Trust, 2006-4CB 1A4, IO (-1.000 x 1 mo. Term SOFR + 5.186%, 0.000% floor)	0.000%	4/25/36	5,359,290	452,170 (d)
Countrywide Alternative Loan Trust, 2006-8T1 1A2, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.108%	4/25/36	3,385,919	394,140 (d)
Countrywide Alternative Loan Trust, 2006-21CB A6, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.208%	7/25/36	1,436,437	151,815 (d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,229,000	1,112,794 (c)(d)
CSMC Trust, 2021-RPL1 A2	6.937%	9/27/60	890,757	894,085 (c)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(b) — continued
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 4.500%)	9.846%	10/25/66	976,780	$936,559 (c)(d)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	600,000	624,243 (c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	5.842%	6/25/34	2,555	2,348 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.507%	1/25/30	3,100,000	200,359 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K124 X1, IO	0.808%	12/25/30	13,415,737	490,894 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K150 X1, IO	0.446%	9/25/32	8,496,005	199,970 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	1.160%	12/25/28	4,999,177	185,087 (d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	506,860	501,322 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	2,120,000	2,016,530 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	8.448%	6/25/43	393,000	415,569 (c)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	8.049%	7/25/43	390,000	406,896 (c)(d)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	21,348	23,124
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.804%	2/25/36	25,147	17,972 (d)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	99,165	101,149 (c)(d)
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,045,644	20 (d)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.108%	2/16/53	1,172,389	3,987 (d)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.156%	2/16/48	168,106	563 (d)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	900,909	22,668 (d)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.141%	1/16/55	29,124,287	128,544 (d)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.632%	10/16/58	2,810,013	101,749 (d)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.569%	7/16/58	428,262	11,531 (d)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	157,829	131,833
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	1,000,000	816,387
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.636%	11/19/46	65,501	44,813 (d)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	258,309	260,120 (c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.701%	12/15/36	2,173,000	8,586 (c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-HTL5 F (1 mo. Term SOFR + 4.379%)	9.716%	11/15/38	640,000	622,839 (c)(d)
Legacy Mortgage Asset Trust, 2021-GS2 A2, Step bond (6.500% to 4/25/25 then 7.500%)	6.500%	4/25/61	1,226,432	1,222,486 (c)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	5.872%	11/25/46	7,932	9,691 (d)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	5.832%	6/25/46	10,650	24,329 (d)
Merrill Lynch Mortgage Investors Trust, 2004-A3 4A3	5.814%	5/25/34	21,340	18,717 (d)
Morgan Stanley Capital Trust, 2019-H7 A4	3.261%	7/15/52	178,000	166,732
Morgan Stanley Capital Trust, 2021-L7 XA, IO	1.202%	10/15/54	6,335,640	314,514 (d)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	442,529	449,395 (c)(d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	167,235
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(b) — continued
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	2,862,000	$1,795,905 (c)(d)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	6.575%	8/25/36	51,313	49,204 (d)
NYC Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	7.328%	8/15/29	120,000	120,257 (c)(d)
OBX Trust, 2024-NQM11 A1	5.875%	6/25/64	245,810	248,789 (c)
PFP Ltd., 2024-11 A (1 mo. Term SOFR + 1.832%)	7.172%	9/17/39	100,000	100,050 (c)(d)
RCKT Mortgage Trust, 2024-INV1 A1	6.500%	6/25/54	1,073,277	1,092,018 (c)(d)
Residential Asset Securitization Trust, 2005-A15 2A11, IO (-1.000 x 1 mo. Term SOFR + 5.436%)	0.158%	2/25/36	17,374	1,983 (d)
SMR Mortgage Trust, 2022-IND F (1 mo. Term SOFR + 6.000%)	11.337%	2/15/39	631,817	589,010 (c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-4 3A2	6.793%	4/25/34	4,194	4,172 (d)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	387,006	374,268
Verus Securitization Trust, 2022-6 A3	4.910%	6/25/67	1,217,710	1,215,656 (c)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR3 A1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.000%)	6.162%	2/25/46	1,163,055	1,059,076 (d)
Wells Fargo Commercial Mortgage Trust, 2022-ONL F	5.092%	12/15/39	1,190,000	965,456 (c)(d)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	140,000	144,961

Total Collateralized Mortgage Obligations (Cost — $36,825,227)				31,911,952
Corporate Bonds & Notes — 17.3%
Communication Services — 2.5%
Entertainment — 0.5%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	783,285 (e)
Media — 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	1,080,000	871,863 (c)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	50,000	45,527
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	375,000	301,064
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	380,000	326,230 (c)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	246,811 (c)
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	10,000	9,873
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	320,000	334,914
Total Media				2,136,282
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	600,000	461,961 (c)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	680,000	452,912 (c)
Total Wireless Telecommunication Services				914,873

Total Communication Services				3,834,440
Consumer Discretionary — 3.1%
Automobiles — 1.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	380,000	323,811
Ford Motor Co., Senior Notes	6.100%	8/19/32	210,000	215,906
Ford Motor Credit Co. LLC, Senior Notes	2.300%	2/10/25	260,000	256,310
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	340,000	301,429
General Motors Co., Senior Notes	5.600%	10/15/32	70,000	72,418
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	380,000	372,599 (c)
Total Automobiles				1,542,473
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Broadline Retail — 0.3%
Prosus NV, Senior Notes	3.061%	7/13/31	510,000	$436,740 (c)
Hotels, Restaurants & Leisure — 1.8%
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	340,000	319,324
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	380,000	406,730 (c)
Sands China Ltd., Senior Notes	5.125%	8/8/25	340,000	338,440
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	463,253
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	589,048
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	295,929
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	172,795
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	120,000	127,435 (c)
Total Hotels, Restaurants & Leisure				2,712,954

Total Consumer Discretionary				4,692,167
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	350,000	330,342
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	70,000	62,154
Continental Resources Inc., Senior Notes	2.268%	11/15/26	100,000	94,475 (c)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	340,000	344,966 (c)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	230,000	225,347
Devon Energy Corp., Senior Notes	5.250%	10/15/27	26,000	26,166
Devon Energy Corp., Senior Notes	5.875%	6/15/28	26,000	26,271
Devon Energy Corp., Senior Notes	4.500%	1/15/30	60,000	59,412
Devon Energy Corp., Senior Notes	5.600%	7/15/41	95,000	92,774
Devon Energy Corp., Senior Notes	4.750%	5/15/42	130,000	114,097
Ecopetrol SA, Senior Notes	5.375%	6/26/26	70,000	69,882
Ecopetrol SA, Senior Notes	5.875%	5/28/45	650,000	483,643
Energy Transfer LP, Senior Notes	5.000%	5/15/50	80,000	71,011
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	130,000	122,408 (d)
EQT Corp., Senior Notes	3.900%	10/1/27	150,000	146,661
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	350,000	345,900 (c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	330,000	323,732 (c)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	70,000	68,371 (c)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	230,000	241,467 (c)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	300,000	283,399
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	790,000	756,682
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	50,000	46,756
YPF SA, Senior Secured Notes	9.000%	2/12/26	361,131	366,761 (c)

Total Energy				4,702,677
Financials — 3.3%
Banks — 2.4%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	400,000	393,436 (d)
Bank of America Corp., Senior Notes (2.551% to 2/4/27 then SOFR + 1.050%)	2.551%	2/4/28	310,000	295,673 (d)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	30,000	26,459 (d)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then 3 mo. Term SOFR + 1.387%)	2.871%	4/19/32	530,000	$464,264 (c)(d)
Cooperatieve Rabobank UA, Junior Subordinated Notes (4.625% to 12/29/25 then EUR 5 year Swap Rate + 4.098%)	4.625%	12/29/25	600,000 EUR	655,306 (d)(e)(f)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	450,000	438,820 (c)(d)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	620,000	637,292 (c)(d)(f)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	320,000	316,448 (c)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	274,316 (d)(f)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	100,000	90,014 (d)
Total Banks				3,592,028
Capital Markets — 0.4%
Credit Suisse AG AT1 Claim	—	—	1,680,000	50,400 *(g)(h)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	690,000	611,041 (c)(d)
Total Capital Markets				661,441
Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	490,000	435,762
Insurance — 0.2%
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	340,000	358,301

Total Financials				5,047,532
Health Care — 1.8%
Health Care Providers & Services — 0.7%
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	28,347	28,711
Dignity Health, Secured Notes	5.267%	11/1/64	470,000	450,580
Humana Inc., Senior Notes	8.150%	6/15/38	380,000	469,562
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	43,917 (c)
Total Health Care Providers & Services				992,770
Pharmaceuticals — 1.1%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	745,170
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,000,000	958,380
Total Pharmaceuticals				1,703,550

Total Health Care				2,696,320
Industrials — 1.4%
Aerospace & Defense — 0.2%
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	250,000	264,317 (c)
Passenger Airlines — 0.7%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	110,000	114,432 (c)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	148,750	148,193 (c)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	390,000	243,823 (c)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	560,000	533,445 (c)
Total Passenger Airlines				1,039,893
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — 0.5%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	870,000	$806,743 (c)

Total Industrials				2,110,953
Information Technology — 0.1%
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	250,000	256,407

Materials — 1.1%
Chemicals — 0.4%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	610,000	584,050 (e)
Metals & Mining — 0.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	540,000	539,728 (c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	290,000	283,866 (c)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	340,000	333,257
Total Metals & Mining				1,156,851

Total Materials				1,740,901
Utilities — 0.9%
Electric Utilities — 0.9%
Pacific Gas and Electric Co., First Mortgage Bonds	4.950%	6/8/25	800,000	797,809
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	60,000	56,326
Trans-Allegheny Interstate Line Co., Senior Notes	3.850%	6/1/25	490,000	485,363 (c)

Total Utilities				1,339,498
Total Corporate Bonds & Notes (Cost — $27,561,002)				26,420,895
Sovereign Bonds — 13.9%
Argentina — 1.0%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	334,176	189,645
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	1,080,000	452,234
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	1,893,583	856,846 (c)
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	98,170	44,422 (e)
Total Argentina				1,543,147
Brazil — 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	13,542,000 BRL	2,313,436
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	28,057,000 BRL	4,529,558
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	6,665,000 BRL	1,059,856
Total Brazil				7,902,850
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	370,000	269,756
Dominican Republic — 0.2%
Dominican Republic International Bond, Senior Notes	11.250%	9/15/35	15,700,000 DOP	284,322 (c)
India — 3.8%
India Government Bond	7.590%	1/11/26	162,300,000 INR	1,959,449
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

India — continued
India Government Bond, Senior Notes	5.790%	5/11/30	200,000,000 INR	$2,276,620
India Government Bond, Senior Notes	7.260%	8/22/32	120,000,000 INR	1,468,851
Total India				5,704,920
Indonesia — 0.3%
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	490,000	477,141
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	30,000,000 JMD	203,018
Kenya — 0.4%
Republic of Kenya Government International Bond, Senior Notes	7.000%	5/22/27	600,000	575,986 (c)
Mexico — 2.0%
Mexican Bonos, Bonds	8.000%	11/7/47	24,500,000 MXN	1,015,418
Mexican Bonos, Senior Notes	7.750%	11/13/42	50,771,900 MXN	2,081,133
Total Mexico				3,096,551
South Africa — 0.7%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	28,940,000 ZAR	1,068,695

Total Sovereign Bonds (Cost — $24,349,077)				21,126,386
Asset-Backed Securities — 12.2%
AB BSL CLO Ltd., 2021-3A D (3 mo. Term SOFR + 3.462%)	8.744%	10/20/34	300,000	301,257 (c)(d)
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.815%	7/1/39	50,000	39,265 (d)
AMMC CLO Ltd., 2020-23A D1R2 (3 mo. Term SOFR + 3.700%)	8.986%	4/17/35	280,000	279,988 (c)(d)
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	140,000	142,637 (c)(d)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. Term SOFR + 1.149%)	6.427%	7/25/32	3,646	3,937 (d)
Apex Credit CLO Ltd., 2020-1A DRR (3 mo. Term SOFR + 4.320%)	9.643%	4/20/35	280,000	281,750 (c)(d)
Bain Capital Credit CLO, 2019-1A DR2 (3 mo. Term SOFR + 3.100%)	8.218%	4/19/34	360,000	359,996 (c)(d)
Barings CLO Ltd., 2015-2A DR (3 mo. Term SOFR + 3.212%)	8.494%	10/20/30	250,000	250,835 (c)(d)
Birch Grove CLO Ltd., 19A D1RR (3 mo. Term SOFR + 3.850%)	9.172%	7/17/37	240,000	242,796 (c)(d)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	7.917%	10/20/37	260,000	259,662 (c)(d)(i)
Carlyle US CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.550%)	7.832%	4/20/37	340,000	342,969 (c)(d)
CarVal CLO Ltd., 2024-3A D1 (3 mo. Term SOFR + 3.000%)	8.017%	10/20/37	480,000	480,000 (c)(d)(i)
CIFC Funding Ltd., 2015-1A CRR (3 mo. Term SOFR + 2.162%)	7.444%	1/22/31	400,000	400,363 (c)(d)
CIFC Funding Ltd., 2017-5A DR (3 mo. Term SOFR + 3.050%)	8.382%	7/17/37	230,000	231,038 (c)(d)
Clover CLO LLC, 2018-1A D1RR (3 mo. Term SOFR + 3.450%)	8.774%	4/20/37	340,000	339,500 (c)(d)
Cook Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.862%)	8.147%	4/17/30	840,000	842,280 (c)(d)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	5.571%	4/15/37	527,725	497,288 (d)
Dividend Solar Loans LLC, 2018-1 C	5.140%	7/20/38	1,959,117	1,727,227 (c)
Dryden CLO Ltd., 2021-87A D (3 mo. Term SOFR + 3.212%)	8.340%	5/20/34	240,000	238,535 (c)(d)
Dryden CLO Ltd., 2024-119A D1 (3 mo. Term SOFR + 3.650%)	8.972%	4/15/36	410,000	415,070 (c)(d)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	5.592%	8/25/36	305,178	96,790 (d)
Golub Capital Partners CLO Ltd., 2024-76A D1 (3 mo. Term SOFR + 2.900%)	7.917%	10/25/37	190,000	190,000 (c)(d)(i)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	1,557,122	1,051,389 (c)
Greywolf CLO Ltd., 2020-3RA CR (3 mo. Term SOFR + 3.610%)	8.892%	4/15/33	320,000	320,000 (c)(d)
Halsey Point CLO Ltd., 2019-1A F (3 mo. Term SOFR + 8.462%)	13.744%	1/20/33	860,000	752,424 (c)(d)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	9.597%	4/28/37	320,000	326,043 (c)(d)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.694%	4/20/34	768,000	768,960 (c)(d)
Jamestown CLO Ltd., 2019-1A BR (3 mo. Term SOFR + 2.500%)	7.782%	4/20/32	500,000	500,701 (c)(d)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Asset-Backed Securities — continued
Magnetite Ltd., 2019-22A DRR (3 mo. Term SOFR + 2.900%)	8.176%	7/15/36	180,000	$179,996 (c)(d)
Magnetite Ltd., 2020-25A D (3 mo. Term SOFR + 3.562%)	8.846%	1/25/32	250,000	249,987 (c)(d)
Magnetite Ltd., 2023-39A E (3 mo. Term SOFR + 6.600%)	11.885%	10/25/33	680,000	682,739 (c)(d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	5.912%	6/25/46	57,317	55,604 (c)(d)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	372,692	314,681 (c)
Mountain View CLO Ltd., 2022-1A DR (3 mo. Term SOFR + 4.190%)	9.491%	4/15/34	470,000	463,085 (c)(d)
National Collegiate Student Loan Trust, 2007-2 A4 (1 mo. Term SOFR + 0.404%)	5.682%	1/25/33	473,833	449,623 (d)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	444,864	414,775 (c)
Neuberger Berman Loan Advisers CLO Ltd., 2018-30A DR (3 mo. Term SOFR + 3.112%)	8.394%	1/20/31	260,000	261,116 (c)(d)
OCP CLO Ltd., 2016-11A DR2 (3 mo. Term SOFR + 3.700%)	8.979%	4/26/36	270,000	271,714 (c)(d)
Octagon Investment Partners Ltd., 2017-1A D (3 mo. Term SOFR + 3.662%)	8.963%	7/15/29	250,000	250,894 (c)(d)
OHA Credit Funding Ltd., 2022-11A D1R (3 mo. Term SOFR + 2.850%)	8.056%	7/19/37	290,000	289,623 (c)(d)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	8.742%	4/20/37	420,000	428,305 (c)(d)
Palmer Square Loan Funding Ltd., 2022-3A CR (3 mo. Term SOFR + 3.000%)	8.301%	4/15/31	520,000	522,809 (c)(d)
Palmer Square Loan Funding Ltd., 2024-1A C (3 mo. Term SOFR + 2.550%)	7.567%	10/15/32	250,000	250,000 (c)(d)(i)
Palmer Square Loan Funding Ltd., 2024-1A D (3 mo. Term SOFR + 4.900%)	9.917%	10/15/32	170,000	170,000 (c)(d)(i)
SMB Private Education Loan Trust, 2020-B A1A	1.290%	7/15/53	376,095	350,247 (c)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	250,000	257,122 (c)
Sycamore Tree CLO Ltd., 2024-5A D1 (3 mo. Term SOFR + 4.250%)	9.573%	4/20/36	340,000	344,270 (c)(d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	452,882	434,866
Warwick Capital CLO Ltd., 2024-3A D (3 mo. Term SOFR + 4.500%)	9.823%	4/20/37	310,000	318,187 (c)(d)

Total Asset-Backed Securities (Cost — $19,572,652)				18,642,343
U.S. Government & Agency Obligations — 6.4%
U.S. Government Obligations — 6.4%
U.S. Treasury Bonds	3.625%	8/15/43	570,000	518,589
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,330,140 (j)
U.S. Treasury Bonds	2.875%	5/15/49	260,000	201,845
U.S. Treasury Bonds	4.750%	11/15/53	870,000	948,011
U.S. Treasury Bonds	4.625%	5/15/54	170,000	181,741
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,420,142 (k)
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,204,312

Total U.S. Government & Agency Obligations (Cost — $10,330,862)				9,804,780
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,246,150)	1.125%	1/15/33	1,255,117	1,194,418
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.4%
Exchange-Traded Purchased Options — 0.4%
3-Month SOFR Futures, Call @ $95.250	9/13/24	76	190,000	2,850
SOFR 1-Year Mid-Curve Futures, Call @ $96.125	9/13/24	385	962,500	582,313

Total Exchange-Traded Purchased Options (Cost — $154,543)				585,163
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/Canadian Dollar, Call @ 1.371CAD	Bank of America N.A.	9/20/24	650,000	650,000	$506
U.S. Dollar/Canadian Dollar, Put @ 1.370CAD	JPMorgan Chase & Co.	10/30/24	1,700,000	1,700,000	33,689
U.S. Dollar/Euro, Call @ $1.093	JPMorgan Chase & Co.	10/11/24	1,880,000	1,880,000	6,791
U.S. Dollar/Euro, Put @ $1.113	JPMorgan Chase & Co.	9/4/24	2,420,000	2,420,000	2,358
U.S. Dollar/Norwegian Krone, Call @ 10.750NOK	Bank of America N.A.	9/19/24	650,000	650,000	4,196

Total OTC Purchased Options (Cost — $34,770)					47,540

Total Purchased Options (Cost — $189,313)					632,703
				Shares
Investments in Underlying Funds — 0.3%
VanEck J.P. Morgan EM Local Currency Bond ETF (Cost — $497,296)				16,200	401,274
		Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.1%
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes (Cost — $169,523)		3.875%	7/2/40	6,598,305 UYU	173,775
Total Investments before Short-Term Investments (Cost — $163,265,840)					153,158,650
				Shares
Short-Term Investments — 8.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $13,067,822)		5.235%		13,067,822	13,067,822 (l)(m)
Total Investments — 109.0% (Cost — $176,333,662)					166,226,472
Liabilities in Excess of Other Assets — (9.0)%					(13,762,740)
Total Net Assets — 100.0%					$152,463,732

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2024, the Fund held TBA securities with a total cost of $18,098,906.
(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(f)	Security has no maturity date. The date shown represents the next call date.
(g)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(h)	Security is valued using significant unobservable inputs (Note 1).
(i)	Securities traded on a when-issued or delayed delivery basis.
(j)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(k)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(l)	Rate shown is one-day yield as of the end of the reporting period.
(m)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2024, the total market value of investments in Affiliated Companies was $13,067,822 and the cost was $13,067,822 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CAS	—	Connecticut Avenue Securities
CD	—	Certificate of Deposit
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury
DOP	—	Dominican Peso
ETF	—	Exchange-Traded Fund
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
At August 31, 2024, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	9/13/24	$96.250	76	$190,000	$(475)
3-Month SOFR Futures, Call	9/13/24	96.875	359	897,500	(2,244)
3-Month SOFR Futures, Call	6/13/25	97.500	869	2,172,500	(347,600)
3-Month SOFR Futures, Put	12/13/24	94.625	391	977,500	(2,444)
SOFR 2-Year Mid-Curve Futures, Call	9/13/24	96.438	385	962,500	(454,781)
Total Exchange-Traded Written Options (Premiums received — $692,288)					(807,544)

OTC Written Options
	Counterparty
Interest rate swaption, Put, payments made by the Fund on Daily SOFR Compound annually, 500.000bps payments received by the Fund annually, maturing on 10/9/34	Citibank N.A.	10/7/24	500.000 bps	3,500,000	$3,500,000	$(5)
U.S. Dollar/Canadian Dollar, Put	JPMorgan Chase & Co.	9/18/24	1.357 CAD	850,000	850,000	(7,860)
U.S. Dollar/Mexican Peso, Put	Bank of America N.A.	9/19/24	18.403 MXN	830,000	830,000	(803)
Total OTC Written Options (Premiums received — $87,116)						(8,668)
Total Written Options (Premiums received — $779,404)						$(816,212)

Abbreviation(s) used in this schedule:
bps	—	basis point spread (100 basis points = 1.00%)
CAD	—	Canadian Dollar
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
At August 31, 2024, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	92	3/26	$22,177,362	$22,269,750	$92,388
3-Month SOFR	275	12/25	66,499,015	66,498,438	(577)
Australian 10-Year Bonds	84	9/24	6,471,053	6,627,964	156,911
U.S. Treasury 5-Year Notes	1,080	12/24	118,457,350	118,150,315	(307,035)
U.S. Treasury Long-Term Bonds	300	12/24	37,413,818	36,937,500	(476,318)
United Kingdom Long Gilt Bonds	26	12/24	3,374,400	3,370,190	(4,210)
					(538,841)
Contracts to Sell:
3-Month SOFR	35	3/25	8,356,587	8,377,688	(21,101)
3-Month SOFR	275	12/26	66,573,622	66,622,187	(48,565)
Euro-Schatz	108	9/24	12,572,102	12,682,077	(109,975)
Japanese 10-Year Bonds	14	9/24	13,718,372	13,859,224	(140,852)
U.S. Treasury 2-Year Notes	124	12/24	25,709,012	25,735,813	(26,801)
U.S. Treasury 10-Year Notes	649	12/24	74,147,080	73,702,063	445,017
U.S. Treasury Ultra 10-Year Notes	67	12/24	7,917,111	7,868,313	48,798
U.S. Treasury Ultra Long-Term Bonds	52	12/24	6,929,000	6,860,750	68,250
					214,771
Net unrealized depreciation on open futures contracts					$(324,070)

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At August 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,750,378	USD	1,818,000	Bank of America N.A.	9/3/24	$43,807
USD	294,343	AUD	433,649	Bank of America N.A.	9/3/24	795
USD	627,186	AUD	959,000	Bank of America N.A.	9/3/24	(21,988)
USD	909,000	AUD	1,357,730	Bank of America N.A.	9/3/24	(10,085)
BRL	39,241,712	USD	7,140,049	Goldman Sachs Group Inc.	9/4/24	(180,519)
BRL	39,241,712	USD	6,937,822	Goldman Sachs Group Inc.	9/4/24	21,708
USD	6,936,314	BRL	39,241,712	Goldman Sachs Group Inc.	9/4/24	(23,217)
USD	6,937,823	BRL	39,241,712	Goldman Sachs Group Inc.	9/4/24	(21,708)
MXN	4,401,424	USD	232,400	Bank of America N.A.	9/23/24	(9,724)
USD	7,117,477	BRL	39,241,712	Goldman Sachs Group Inc.	10/2/24	180,697
USD	575,771	ZAR	10,470,000	Bank of America N.A.	10/15/24	(9,277)
EUR	550,000	USD	606,523	JPMorgan Chase & Co.	10/15/24	2,733
AUD	433,649	USD	294,650	Bank of America N.A.	10/18/24	(802)
EUR	249,182	USD	277,818	Bank of America N.A.	10/18/24	(1,749)
EUR	260,000	USD	281,931	Bank of America N.A.	10/18/24	6,124
EUR	480,880	USD	525,483	Bank of America N.A.	10/18/24	7,286
EUR	884,869	USD	981,786	Bank of America N.A.	10/18/24	(1,436)
EUR	1,742,000	USD	1,940,057	Bank of America N.A.	10/18/24	(10,088)
JPY	29,310,000	USD	188,375	Bank of America N.A.	10/18/24	13,552
JPY	31,811,000	USD	218,091	Bank of America N.A.	10/18/24	1,066
NOK	11,694,297	USD	1,104,882	Bank of America N.A.	10/18/24	(1,176)
USD	141,205	EUR	130,000	Bank of America N.A.	10/18/24	(2,823)
USD	188,923	EUR	170,000	Bank of America N.A.	10/18/24	580
USD	799,125	EUR	730,000	Bank of America N.A.	10/18/24	(9,645)
USD	6,177,282	EUR	5,678,641	Bank of America N.A.	10/18/24	(114,108)
USD	126,335	JPY	18,759,000	Bank of America N.A.	10/18/24	(2,902)
CHF	129,851	USD	153,201	BNP Paribas SA	10/18/24	449
CHF	209,430	USD	246,460	BNP Paribas SA	10/18/24	1,355
NOK	1,080,000	USD	97,857	BNP Paribas SA	10/18/24	4,073
NZD	2,278,631	USD	1,393,759	BNP Paribas SA	10/18/24	30,960
USD	926,423	AUD	1,363,841	BNP Paribas SA	10/18/24	2,262
USD	397,575	CHF	340,000	BNP Paribas SA	10/18/24	(4,741)
USD	164,411	MXN	2,971,958	BNP Paribas SA	10/18/24	14,632
USD	188,899	NOK	2,020,000	BNP Paribas SA	10/18/24	(1,749)
USD	192,592	NZD	315,902	BNP Paribas SA	10/18/24	(4,926)
AUD	565,000	USD	383,538	Citibank N.A.	10/18/24	(685)
AUD	1,160,000	USD	759,508	Citibank N.A.	10/18/24	26,527
AUD	3,592,124	USD	2,431,146	Citibank N.A.	10/18/24	2,937
BRL	3,709,953	USD	676,629	Citibank N.A.	10/18/24	(21,930)
CAD	40,000	USD	29,106	Citibank N.A.	10/18/24	620
CAD	60,000	USD	43,608	Citibank N.A.	10/18/24	981
CAD	300,000	USD	217,873	Citibank N.A.	10/18/24	5,074
CAD	380,000	USD	276,554	Citibank N.A.	10/18/24	5,845
EUR	287,229	USD	319,742	Citibank N.A.	10/18/24	(1,520)
INR	19,130,369	USD	228,422	Citibank N.A.	10/18/24	(701)
JPY	22,714,000	USD	157,123	Citibank N.A.	10/18/24	(638)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	253,799,840	USD	1,602,945	Citibank N.A.	10/18/24	$145,570
MXN	7,181,000	USD	400,002	Citibank N.A.	10/18/24	(38,099)
USD	94,519	AUD	140,000	Citibank N.A.	10/18/24	(348)
USD	121,141	AUD	180,000	Citibank N.A.	10/18/24	(830)
USD	127,719	AUD	190,000	Citibank N.A.	10/18/24	(1,028)
USD	245,728	AUD	363,792	Citibank N.A.	10/18/24	(783)
USD	272,876	AUD	401,398	Citibank N.A.	10/18/24	882
USD	321,363	AUD	477,799	Citibank N.A.	10/18/24	(2,402)
USD	380,061	AUD	560,000	Citibank N.A.	10/18/24	596
USD	918,046	AUD	1,350,000	Citibank N.A.	10/18/24	3,263
USD	205,924	CAD	280,000	Citibank N.A.	10/18/24	(2,160)
USD	205,956	CAD	280,000	Citibank N.A.	10/18/24	(2,128)
USD	215,906	CAD	293,000	Citibank N.A.	10/18/24	(1,838)
USD	228,229	CAD	310,000	Citibank N.A.	10/18/24	(2,150)
USD	368,596	CAD	502,781	Citibank N.A.	10/18/24	(5,049)
USD	634,370	EUR	580,000	Citibank N.A.	10/18/24	(8,215)
USD	634,849	EUR	580,000	Citibank N.A.	10/18/24	(7,735)
USD	2,560,410	INR	214,436,892	Citibank N.A.	10/18/24	7,833
USD	14,382	JPY	2,180,000	Citibank N.A.	10/18/24	(636)
USD	18,929	JPY	2,870,000	Citibank N.A.	10/18/24	(843)
USD	55,579	JPY	8,450,000	Citibank N.A.	10/18/24	(2,636)
USD	110,153	JPY	16,720,000	Citibank N.A.	10/18/24	(5,036)
USD	147,249	JPY	22,790,000	Citibank N.A.	10/18/24	(9,759)
USD	150,364	JPY	23,214,000	Citibank N.A.	10/18/24	(9,565)
USD	156,783	JPY	22,963,000	Citibank N.A.	10/18/24	(1,417)
USD	158,436	JPY	24,410,000	Citibank N.A.	10/18/24	(9,732)
USD	205,818	JPY	31,710,000	Citibank N.A.	10/18/24	(12,643)
USD	215,255	JPY	33,656,888	Citibank N.A.	10/18/24	(16,619)
USD	854,448	JPY	124,400,000	Citibank N.A.	10/18/24	(2,586)
BRL	2,000,132	USD	358,062	Goldman Sachs Group Inc.	10/18/24	(5,096)
CHF	187,267	USD	211,892	Goldman Sachs Group Inc.	10/18/24	9,698
CHF	367,184	USD	427,906	Goldman Sachs Group Inc.	10/18/24	6,576
GBP	116,513	USD	152,577	Goldman Sachs Group Inc.	10/18/24	498
GBP	212,493	USD	277,042	Goldman Sachs Group Inc.	10/18/24	2,130
GBP	243,426	USD	314,820	Goldman Sachs Group Inc.	10/18/24	4,992
GBP	344,409	USD	447,626	Goldman Sachs Group Inc.	10/18/24	4,857
GBP	1,055,000	USD	1,390,701	Goldman Sachs Group Inc.	10/18/24	(4,647)
JPY	30,146,000	USD	207,396	Goldman Sachs Group Inc.	10/18/24	290
NOK	221,479	USD	20,196	Goldman Sachs Group Inc.	10/18/24	707
NOK	330,000	USD	29,972	Goldman Sachs Group Inc.	10/18/24	1,173
NOK	330,000	USD	29,861	Goldman Sachs Group Inc.	10/18/24	1,285
USD	161,989	AUD	240,000	Goldman Sachs Group Inc.	10/18/24	(639)
USD	371,260	AUD	560,000	Goldman Sachs Group Inc.	10/18/24	(8,205)
USD	239,659	BRL	1,322,104	Goldman Sachs Group Inc.	10/18/24	6,346
USD	45,624	CHF	40,000	Goldman Sachs Group Inc.	10/18/24	(1,707)
USD	57,055	CHF	50,000	Goldman Sachs Group Inc.	10/18/24	(2,109)
USD	422,518	CHF	370,000	Goldman Sachs Group Inc.	10/18/24	(15,296)
USD	2,306,442	CHF	2,050,000	Goldman Sachs Group Inc.	10/18/24	(119,287)
USD	363,638	GBP	280,000	Goldman Sachs Group Inc.	10/18/24	(4,224)
USD	3,808,309	GBP	2,966,303	Goldman Sachs Group Inc.	10/18/24	(88,806)
USD	422,994	MXN	8,040,000	Goldman Sachs Group Inc.	10/18/24	17,799
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	114,404	NOK	1,230,000	Goldman Sachs Group Inc.	10/18/24	$(1,684)
USD	148,702	NOK	1,590,000	Goldman Sachs Group Inc.	10/18/24	(1,362)
USD	200,462	NOK	2,160,000	Goldman Sachs Group Inc.	10/18/24	(3,399)
USD	299,513	NOK	3,210,000	Goldman Sachs Group Inc.	10/18/24	(3,446)
USD	323,670	NOK	3,450,000	Goldman Sachs Group Inc.	10/18/24	(1,941)
CNH	696,518	USD	98,430	JPMorgan Chase & Co.	10/18/24	339
CNH	1,628,289	USD	229,105	JPMorgan Chase & Co.	10/18/24	1,791
CNH	3,188,063	USD	441,699	JPMorgan Chase & Co.	10/18/24	10,379
CNH	4,244,706	USD	598,600	JPMorgan Chase & Co.	10/18/24	3,312
MXN	6,887,000	USD	358,027	JPMorgan Chase & Co.	10/18/24	(10,940)
USD	206,290	CAD	280,000	JPMorgan Chase & Co.	10/18/24	(1,793)
USD	4,650,494	CNH	33,675,160	JPMorgan Chase & Co.	10/18/24	(124,749)
USD	428,549	JPY	66,100,000	JPMorgan Chase & Co.	10/18/24	(26,837)
USD	231,587	MXN	4,230,422	JPMorgan Chase & Co.	10/18/24	18,385
USD	329,631	MXN	5,940,000	JPMorgan Chase & Co.	10/18/24	30,270
USD	1,003,643	MXN	18,120,000	JPMorgan Chase & Co.	10/18/24	90,442
CAD	862,980	USD	624,730	JPMorgan Chase & Co.	10/31/24	16,854
USD	624,750	CAD	862,980	JPMorgan Chase & Co.	10/31/24	(16,834)
Net unrealized depreciation on open forward foreign currency contracts						$(285,045)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
At August 31, 2024, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
312,170,000MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	$(1,041,216)	$106,194	$(1,147,410)
43,980,000	3/18/30	Daily SOFR Compound annually	3.650% annually	777,384	(790,113)	1,567,497
29,774,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(1,399,225)	(516,186)	(883,039)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	20,088,000	5/15/32	3.220% annually	Daily SOFR Compound annually	$275,550	$23,696	$251,854
	4,607,000	2/15/48	3.050% annually	Daily SOFR Compound annually	321,242	201,883	119,359
	1,047,056,000JPY	10/27/53	1.750% annually	Daily TONA Compound annually	(286,615)	—	(286,615)
	11,042,000	3/18/55	3.510% annually	Daily SOFR Compound annually	(357,287)	300,174	(657,461)
Total					$(1,710,167)	$(674,352)	$(1,035,815)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at August 31, 2024[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
BNP Paribas SA (Volkswagen International Finance NV, 5.092%, due 11/16/24)[4]	6,580,000EUR	12/20/24	0.305%	1.000% quarterly	$15,556	$5,102	$10,454

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — BUY PROTECTION[5]
Swap Counterparty (Reference Entity)	Notional Amount2*	Termination Date	Implied Credit Spread at August 31, 2024[3]	Periodic Payments Made by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
BNP Paribas SA (Mercedes-Benz Group AG, 1.000%, due 11/15/27)	6,580,000EUR	12/20/24	0.124%	1.000% quarterly	$(19,606)	$(10,017)	$(9,589)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[6]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.HY.42 Index	$8,912,000	6/20/29	5.000% quarterly	$637,444	$593,467	$43,977

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$2,332,000	11/1/24	Daily SOFR Compound + 1.100% quarterly	JPEIFNTR quarterly^	$33,009	—	$33,009

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

 Western Asset Total Return Unconstrained Fund
[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]	Variable rate security. Interest rate disclosed is as of the most recent information available.
[5]
If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[6]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 32 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.998%
Daily SOFR Compound	5.320%
Daily TONA Compound	0.227%

Abbreviation(s) used in this table:
EUR	—	Euro
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
JPY	—	Japanese Yen
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	—	Tokyo Overnight Average Rate
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2024
 Western Asset Total Return Unconstrained Fund
The following table provides information about the underlying components of the JPEIFNTR total return swap, as of period end.
Security	Face Amount	Value	Weight
Angolan Government International Bond, 9.125% due 11/26/49	$12,070,000	$10,157,659	6.37%
Argentine Republic Government International Bond, 5.000% due 1/9/38	14,110,000	6,864,515	4.30%
Argentine Republic Government International Bond, 3.500% due 7/9/41	8,080,000	3,365,320	2.11%
Bahamas Government International Bond, 8.950% due 10/15/32	5,730,000	5,730,000	3.59%
Benin Government International Bond, 7.960% due 2/13/38	4,860,000	4,651,931	2.92%
Costa Rica Government International Bond, 6.550% due 4/3/34	5,350,000	5,635,904	3.53%
Dominican Republic International Bond, 4.500% due 1/30/30	12,940,000	12,256,897	7.69%
Ecuador Government International Bond, 5.500% due 7/31/35	9,150,000	5,055,375	3.17%
Egypt Government International Bond, 5.800% due 9/30/27	5,270,000	4,840,166	3.03%
Egypt Government International Bond, 7.903% due 2/21/48	4,170,000	3,070,163	1.92%
El Salvador Government International Bond, 7.125% due 1/20/50	6,190,000	4,288,494	2.69%
Ethiopia International Bond, 6.625% due 12/11/25	10,970,000	8,303,338	5.21%
Ghana Government International Bond, 7.625% due 5/16/29	3,200,000	1,584,800	0.99%
Ghana Government International Bond, 10.750% due 10/14/30	7,070,000	4,829,729	3.03%
Guatemala Government Bond, 5.375% due 4/24/32	4,940,000	4,860,960	3.05%
Ivory Coast Government International Bond, 7.625% due 1/30/33	11,990,000	11,962,423	7.50%
Jordan Government International Bond, 7.500% due 1/13/29	4,710,000	4,780,650	3.00%
Mozambique International Bond, 9.000% due 9/15/31	5,550,000	4,667,217	2.93%
Nigeria Government International Bond, 7.375% due 9/28/33	11,310,000	9,457,988	5.93%
Paraguay Government International Bond, 6.100% due 8/11/44	5,750,000	5,803,906	3.64%
Petroleos de Venezuela SA, 5.375% due 4/12/27	34,000,000	3,469,699	2.17%
Republic of Kenya Government International Bond, 6.300% due 1/23/34	12,750,000	9,785,625	6.14%
Republic of Uzbekistan International Bond, 3.900% due 10/19/31	3,810,000	3,221,831	2.02%
Senegal Government International Bond, 6.250% due 5/23/33	3,780,000	3,280,331	2.06%
Senegal Government International Bond, 6.750% due 3/13/48	3,230,000	2,402,313	1.51%
Sri Lanka Government International Bond, 6.125% due 6/3/25	2,770,000	1,420,504	0.89%
Sri Lanka Government International Bond, 6.825% due 7/18/26	2,780,000	1,444,485	0.90%
Sri Lanka Government International Bond, 6.850% due 11/3/25	2,780,000	1,427,298	0.90%
Ukraine Government International Bond, 7.750% due 9/1/28	10,190,000	3,152,319	1.98%
Ukraine Government International Bond, 7.750% due 9/1/29	10,260,000	3,173,974	1.99%
Zambia Government International Bond, 0.500% due 12/31/53	3,525,852	1,747,500	1.10%
Zambia Government International Bond, 5.750% due 6/30/33	3,755,675	2,770,849	1.74%
Total		159,464,163	100.00%
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds (“ETFs”), for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$42,850,124	—	$42,850,124
Collateralized Mortgage Obligations	—	31,911,952	—	31,911,952
Corporate Bonds & Notes:
Financials	—	4,997,132	$50,400	5,047,532
Other Corporate Bonds & Notes	—	21,373,363	—	21,373,363
Sovereign Bonds	—	21,126,386	—	21,126,386
Asset-Backed Securities	—	18,642,343	—	18,642,343
U.S. Government & Agency Obligations	—	9,804,780	—	9,804,780
U.S. Treasury Inflation Protected Securities	—	1,194,418	—	1,194,418
Purchased Options:
Exchange-Traded Purchased Options	$585,163	—	—	585,163
OTC Purchased Options	—	47,540	—	47,540
Investments in Underlying Funds	401,274	—	—	401,274
Non-U.S. Treasury Inflation Protected Securities	—	173,775	—	173,775
Total Long-Term Investments	986,437	152,121,813	50,400	153,158,650
Short-Term Investments†	13,067,822	—	—	13,067,822
Total Investments	$14,054,259	$152,121,813	$50,400	$166,226,472
Other Financial Instruments:
Futures Contracts††	$811,364	—	—	$811,364
Forward Foreign Currency Contracts††	—	$760,330	—	760,330
Centrally Cleared Interest Rate Swaps††	—	1,938,710	—	1,938,710
OTC Credit Default Swaps on Corporate Issues — Sell Protection‡	—	15,556	—	15,556
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	43,977	—	43,977
OTC Total Return Swaps	—	33,009	—	33,009
Total Other Financial Instruments	$811,364	$2,791,582	—	$3,602,946
Total	$14,865,623	$154,913,395	$50,400	$169,829,418

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$807,544	—	—	$807,544
OTC Written Options	—	$8,668	—	8,668
Futures Contracts††	1,135,434	—	—	1,135,434
Forward Foreign Currency Contracts††	—	1,045,375	—	1,045,375
Centrally Cleared Interest Rate Swaps††	—	2,974,525	—	2,974,525
OTC Credit Default Swaps on Corporate Issues — Buy Protection‡	—	19,606	—	19,606
Total	$1,942,978	$4,048,174	—	$5,991,152

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
‡	Value includes any premium paid or received with respect to swap contracts.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2024. The following transactions were effected in such company for the period ended August 31, 2024.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$24,400,677	$36,812,768	36,812,768	$48,145,623	48,145,623

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$147,512	—	$13,067,822

Western Asset Total Return Unconstrained Fund 2024 Quarterly Report